EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2020, 2019 and 2018:

		For the years ended December 31,
		2020	2019	2018
Profit attributable to owners of the Company	€ thousand	607,817	695,818	784,678
Weighted average number of common shares for basic earnings per common share	thousand	184,806	186,767	188,606
Basic earnings per common share		€3.29	3.73	4.16
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2020, 2019 and 2018:

		For the years ended December 31,
		2020	2019	2018
Profit attributable to owners of the Company	€ thousand	607,817	695,818	784,678
Weighted average number of common shares(1) for diluted earnings per common share	thousand	185,379	187,535	189,394
Diluted earnings per common share		€3.28	3.71	4.14